UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,629,445
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	540	586,580
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,452,158
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,903,445

		7,571,628
Arizona — 2.1%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,453,258
5.00%, 12/01/37	1,000	1,117,230

		7,570,488
California — 10.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	2,480	2,853,190
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,186,875
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,573,968
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	180	181,012
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	160	178,942
5.25%, 8/15/49	395	440,299
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	1,655	1,749,451
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	6,500	7,348,380
5.25%, 5/15/39	860	962,254

Municipal Bonds	Par (000)	Value
California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$380	$462,984
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/33	3,000	1,469,550
0.00%, 8/01/43	2,500	755,900
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	2,112,440
6.50%, 4/01/33	10,645	12,611,238
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	943,025
Sub-Series I-1, 6.38%, 11/01/34	1,280	1,534,208

		39,363,716
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,617,289
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax, 5.50%, 12/01/37	1,375	1,389,369

		4,006,658
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,101,902
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,396,984
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,402,138

		5,799,122
District of Columbia — 5.3%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	820	937,900

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	$3,250	$4,027,465
6.75%, 5/15/40	11,500	11,501,035
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	607,783
5.25%, 10/01/44	2,000	2,219,660

		19,293,843
Florida — 5.7%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,591,263
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,792,872
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,450	1,587,851
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.25%, 10/01/38	2,855	3,108,067
Series A-1, 5.38%, 10/01/41	1,255	1,423,697
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	5,000	5,655,350
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	3,300	4,323,561
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	1,895	1,326,292

		20,808,953
Georgia — 1.9%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	2,870	3,277,167
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	649,328

Municipal Bonds	Par (000)	Value
Georgia (continued)
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$915	$1,024,287
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	1,660	1,778,640

		6,729,422
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,673,110
Illinois — 19.7%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,818,200
Series C, 6.50%, 1/01/41	6,430	7,739,662
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,050	3,075,345
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,940	5,127,572
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	895	948,423
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,231,110
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,286,563
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	963,334
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,170,611
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,999,655
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30 (f)	7,445	7,547,518
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	2,815	3,171,492
Senior, Series C, 5.00%, 1/01/37	3,005	3,373,052
Series A, 5.00%, 1/01/38	2,520	2,800,426

2	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	$6,725	$7,035,762
Series B-2, 5.00%, 6/15/50	2,725	2,787,075
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	606,653
6.00%, 6/01/28	1,255	1,490,814
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,694,300
Series A, 5.00%, 4/01/35	2,500	2,599,400
Series A, 5.00%, 4/01/38	3,885	4,007,455
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	757,829
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	860	944,056
5.00%, 4/01/44	1,050	1,147,094

		71,323,401
Indiana — 4.6%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A, 4.00%, 2/01/38	675	701,824
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	1,021,039
7.00%, 1/01/44	3,535	4,305,029
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	4,098,873
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	435	464,393
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	515,633
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,702,736
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	1,014,872
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,359,132

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	$1,380	$1,532,448

		16,715,979
Iowa — 2.4%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,040	1,100,185
5.50%, 12/01/22	2,550	2,685,992
5.25%, 12/01/25	500	544,225
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,435	1,525,118
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,095	2,957,984

		8,813,504
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,060	1,172,689
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	1,280	930,432

		2,103,121
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,299,590
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,100	1,233,749
5.25%, 5/15/31	935	1,043,928
5.25%, 5/15/32	1,195	1,347,446
5.25%, 5/15/33	1,300	1,441,167

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 5/15/35	$545	$605,310

		9,971,190
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	518,073
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	800	620,112
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	2,400	2,670,696

		3,808,881
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	1,530	1,534,361
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	955	1,060,489

		2,594,850
Michigan — 2.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,825	5,255,487
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,667,955
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	940	1,001,767

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	$2,305	$2,390,423

		10,315,632
Missouri — 2.1%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,680,860
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	304,989
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,220,012
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	265	290,649

		7,496,510
Multi-State — 2.0%
Centerline Equity Issuer Trust (b)(g):
Series A-4-2, 6.00%, 5/15/19	3,500	3,939,950
Series B-3-2, 6.30%, 5/15/19	3,000	3,403,470

		7,343,420
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	988,993
5.00%, 9/01/42	1,570	1,693,810
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,393,665

4	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	$1,635	$1,785,682

		5,862,150
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,506,585
New Jersey — 8.7%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,100	1,109,306
5.25%, 11/01/44	1,640	1,645,724
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	1,165	1,197,783
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 9/15/19	870	916,771
5.13%, 9/15/23	2,130	2,327,046
5.25%, 9/15/29	2,130	2,320,166
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	9,118,155
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	2,160	2,386,476
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,760	3,830,575
Transportation System, Series B, 5.25%, 6/15/36	2,690	2,809,382
New Jersey Turnpike Authority, RB, Series E, 5.00%, 1/01/45	2,810	3,135,567
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	570	639,272

		31,436,223
New York — 9.4%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.75%, 8/01/31 (h)	6,700	7,021,131

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	$2,680	$2,998,947
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	2,000	2,078,380
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	832	918,613
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,962,982
5.25%, 11/15/39	910	1,054,581
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,503,837
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	4,640	4,742,080
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	365	379,731
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	910	955,828
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,930	2,268,329
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,145	1,152,706
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,907,555
Special Project, 6.00%, 12/01/36	1,410	1,645,047

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$2,500	$2,478,575

		34,068,322
North Carolina — 3.2%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	6,500	6,522,685
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,064,600
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,692,018
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	1,530	1,688,003
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	713,688

		11,680,994
Ohio — 2.4%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,789,152
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	710	778,060
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	3,025	3,237,446

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	$870	$931,309

		8,735,967
Pennsylvania — 2.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,595,750
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	685	733,710
Pennsylvania Economic Development Financing Authority, RB:
AMT, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	3,030	3,239,313
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,288,722
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,319,067

		10,176,562
Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	2,850	2,826,972
South Carolina — 2.8%
South Carolina State Ports Authority, RB:
5.25%, 7/01/40	3,595	4,024,135
AMT, 5.25%, 7/01/55	1,390	1,527,860
State of South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	4,170	4,719,815

		10,271,810
Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,470	1,626,276
Texas — 13.5%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	2,400	144,000

6	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	$2,350	$2,707,717
Sub-Lien, 5.00%, 1/01/33	390	421,336
Central Texas Transportation Commission Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	630	685,572
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	665	736,275
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,650	1,884,201
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,842,299
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	460	494,518
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,646,152
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	485	569,996
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/36 (c)	25,375	8,289,759
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	6,055	2,354,245
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	325	392,272
6.00%, 8/15/45	4,085	4,825,692
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/16 (a)	6,790	6,824,425

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$3,000	$3,598,950
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,637,450

		49,054,859
Utah — 0.7%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	1,035	934,315
3.25%, 10/15/42	1,660	1,433,576

		2,367,891
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,941,820
6.00%, 1/01/37	3,180	3,647,937

		5,589,757
Washington — 4.0%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,724,730
Grant County Public Utility District No 2, Refunding RB, Series A:
5.00%, 1/01/41	2,035	2,327,816
5.00%, 1/01/43	2,335	2,664,539
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	815	892,270
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,832,386

		14,441,741
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	1,024,951

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	$3,355	$3,784,809
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.50%, 1/01/33	800	862,552
5.50%, 1/01/38	750	808,643

		5,456,004
Total Municipal Bonds — 124.6%		451,532,394

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,613,153
California — 5.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	2,850	3,171,907
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	10,335	11,595,457
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,530	2,712,337
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,093,671

		19,573,372
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	4,230	4,450,383

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (continued):
Series C-7, 5.00%, 9/01/36	$2,710	$2,855,635

		7,306,018
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,179	5,465,485
Series X-3, 4.85%, 7/01/37	5,143	5,446,263

		10,911,748
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,080,362
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,842,025
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	2,219	2,503,309
New York — 10.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	1,710	1,939,846
Series HH, 5.00%, 6/15/31 (j)	9,150	10,628,091
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,750	1,996,780
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	13,409,437
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	7,040	8,122,678

8	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding RB, 194th Series, 5.25%, 10/15/55	$2,790	$3,217,233

		39,314,065
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, 5.00%, 10/01/55	2,740	3,130,888
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	2,955,473
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,296,935
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,347	3,804,657

		11,057,065
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,959	4,302,853
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,452,369
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	3,029	3,274,487

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Washington (continued)
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/34	$8,113	$8,993,692

		12,268,179
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.1%		127,355,406
Total Long-Term Investments (Cost — $533,675,602) — 159.7%		578,887,800

Short-Term Securities — 0.4%	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (k)(l)	1,386,377	1,386,377
Total Short-Term Securities (Cost — $1,386,377) — 0.4%		1,386,377
Total Investments (Cost — $535,061,979) — 160.1%		580,274,177
Other Assets Less Liabilities — 1.5%		5,460,203
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.9)%		(71,935,162)
VMTP Shares, at Liquidation Value — (41.7)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$362,499,218

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$463,949,739

Gross unrealized appreciation	$49,138,337
Gross unrealized depreciation	(4,738,966)

Net unrealized appreciation	$44,399,371

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Variable rate security. Rate shown is as of period end.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement(s), which expire between October 1, 2016 to November 15, 2019 is 14,496,598.

(k)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
FFI Institutional Tax-Exempt Fund	11,886,794	(10,500,417)	1,386,377	$245

(l)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts (Short)	Issue	Expiration	Notional Value	Unrealized Depreciation
(23)	5-Year U.S. Treasury Note	March 2016	$2,729,633	$(752)
(30)	10-Year U.S. Treasury Note	March 2016	3,793,125	(7,544)
(14)	Long U.S. Treasury Bond	March 2016	2,156,000	(7,348)
(4)	Ultra U.S. Treasury Bond	March 2016	633,750	(2,068)
Total				$(17,712)

10	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$578,887,800	—	$578,887,800
Short-Term Securities	$1,386,377	—	—	1,386,377

Total	$1,386,377	$578,887,800	—	$580,274,177

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(17,712)	—	—	$(17,712)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$125,800	—	—	$125,800
Liabilities:
TOB Trust Certificates	—	$(71,925,067)	—	(71,925,067)
VMTP Shares	—	(151,300,000)	—	(151,300,000)

Total	$125,800	$(223,225,067)	—	$(223,099,267)

During the period ended November 30, 2015, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date:	January 22, 2016